The attached are incorporated by reference herein to the semi-annual reports filed by and on behalf of the following:

Seligman Portfolios, Inc., filed August 29, 1997
         Portfolios which include: Seligman Capital; Seligman Cash Management; Seligman Common Stock; Seligman Bond; Seligman Income; Seligman Henderson International; Seligman Communications and Information; Seligman Frontier; Seligman Henderson Global Smaller Companies; Seligman High-Yield Bond; Seligman Henderson Global Technology; and Seligman Henderson Global Growth Opportunities

August, 1997


Dear Trillium Policyholder:

Enclosed for your review is the Trillium Semi-Annual Report for the period ending June 30, 1997. We encourage you to review this information and refer to it as needed throughout the year.

In addition, and for your convenience, please use the "tear-off" below to make additional deposits to your Trillium policy. For other information, please contact your registered representative.

Sincerely,



Janice Blanchard, ChFC, CLU
Senior Marketing Coordinator

-------------------------------------------------------------------------------


Policyowner(s):  _________________________      Policy Number:  _______________


If you are changing allocation, please complete the following:

          __________  This payment only
          __________  This payment and all future payments
          __________  Re-allocate all current assets


__________% Cash Mgmt (21)             __________% Comm & Info (27)
__________% Income (22)                __________% Global Grwth Ops (28)
__________% Bond (23)                  __________% Global Smlr Cos (29)
__________% Common Stock (24)          __________% Frontier (41)
__________% Capital (25)               __________% High Yld Bond (42)
__________% International (26)         __________% Global Tech (43)
__________% Fixed Account (Specify 1, 3, 5, 7 or 10 Years*)

Total must equal 100%. Please make checks payable to Canada Life Insurance Company of America.


_____________________                         _________________________________
Date                                          Policyowner's Signature

*3 ,5 ,7 and 10 Years are subject to state approval

                    Canada Life Insurance Company of America
                             6201 Powers Ferry Road
                               Atlanta, GA 30339

                    -------------------------------------------
                            M I D - Y E A R  R E P O R T
                    -------------------------------------------

                         TRILLIUM [CANADA LIFE LOGO]
                            A VARIABLE ANNUITY

                               June 30, 1997

Total Returns*
For the Six Months Ended June 30, 1997
Sub-Accounts:
   Bond.....................................                               1.72%
   Capital..................................                               8.26
   Cash Management..........................                               1.90
   Common Stock.............................                              13.11
   Communications and Information...........                               6.91
   Frontier.................................                               9.01
   Global Growth Opportunities..............                              12.73
   Global Smaller Companies.................                               8.77
   Global Technology........................                               8.05
   International............................                              13.45
   High-Yield Bond..........................                               4.97
   Income...................................                               6.28

------------------
 *Total returns of the Sub-Accounts are based on the performance of the Seligman
  Portfolios, Inc., the underlying investment vehicle for the Canada Life of America Variable Annuity Account 2 (Variable Annuity Account 2), less current fees and charges. The returns exclude any contingent deferred sales charge ("CDSC") applicable to the Variable Annuity Account 2.

                                       Seligman Portfolios, Inc.
                                       the underlying investment vehicle for
                                       ----------------------------------------
                                       TRILLIUM
                                       A VARIABLE
                                       ANNUITY
                                       ----------------------------------------
                                       ----------------------------------------
                                       ----------------------------------------
                                                                  August 1, 1997

Dear Contract Owner:

      J. &. W. Seligman & Co. Incorporated, as Manager of Seligman Portfolios, Inc., the underlying investment vehicle for your Trillium variable annuity, and Canada Life Insurance Company of America, as issuer of The Canada Life of America Variable Annuity Account 2, are pleased to provide the enclosed unaudited financial statements and accompanying information for the six months ended June 30, 1997.

      Thus far, 1997 has shown great promise for both the domestic economy and the financial markets. Instead of increasing inflation, the growing economy actually generated lower producer prices for six consecutive months. The Federal Reserve Board's decision to leave the federal funds rate unchanged in May also helped tame inflation fears and gave further support to the already strong financial markets. Low unemployment and high consumer confidence levels continued, while consumer spending was relatively restrained.

      While low interest rates generally supported the appreciation of the equity market, investors remained primarily focused on the large, more liquid stocks with predictable earnings. Consequently, the 25 largest stocks were responsible for the majority of the equity market's gains. However, beginning in May, the market's advances broadened to include a greater number of smaller- and mid-capitalization stocks.

      In the fixed-income markets, the enduring absence of inflationary pressures and the lack of Fed intervention after the March increase prompted a moderate rally, with bond prices rising and yields falling. After the uncertainties of the first quarter, when the inflationary outlook was unclear, market participants became optimistic in the second quarter as the low interest rate environment persisted. Consequently, the yield on the benchmark 30-year US Treasury bond fell to 6.78% on June 30, from a high of 7.17% on April 14. The yield on the benchmark three-month US Treasury bill fell to 5.17% at June 30, having reached a high of 5.40% on March 21.

      The long-term outlook for the US economy and financial markets remains positive. Productivity improvements, driven in large part by the deployment of technology, have helped reduce corporate costs and increased profitability. While the broadening of the market that took place in the second quarter is a positive trend, market volatility has increased this year, and the possibility of a short-term correction in the US markets is real.

      Internationally, economic growth has improved without bringing any serious signs of inflation. Overall, monetary conditions for the major economies have remained quite benign. Only in the UK have we seen any increase in interest rates. Against this backdrop, international markets have performed strongly thus far this year, and we expect further progress to be made. In particular, Japan has made an extremely strong recovery with both the market and the Yen improving. Our favored regions continue to be Continental Europe, Japan, and the emerging markets where economic and corporate profit growth has the greatest potential.

      We thank you for your continued interest in Trillium, and look forward to serving your investment needs in the many years to come.

Respectfully,


D. Allen Loney                               William C. Morris
President                                    Chairman
Canada Life Insurance Company of America     J. & W. Seligman & Co. Incorporated

            Canada Life of America Variable Annuity Account 2

--------------------------------------------------------------------------------
Statement of Net Assets (unaudited)                              June 30, 1997
--------------------------------------------------------------------------------

                                                                                    Cash         Common     Communications
                                                        Bond         Capital     Management       Stock     and Information
                                                     Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                                     -----------   -----------   -----------   -----------    ------------
 NET ASSETS:
 Investment in Seligman Portfolios, Inc., at
   market value (see Note 3 for cost values)....     $3,557,041    $12,161,164   $7,751,223    $27,330,887    $61,941,160
 Due (to) from Canada Life Insurance Company of
   America (Note 6).............................        (35,280)        (4,007)      19,742         62,704        487,289
 Receivable (payable) for investments sold
   (purchased)..................................         13,368         40,965      (40,031)        40,502       (230,363)
                                                     ----------    -----------   ----------    -----------    -----------
 Net Assets                                          $3,535,129    $12,198,122   $7,730,934    $27,434,093    $62,198,086
                                                     ==========    ===========   ==========    ===========    ===========
 NET ASSETS ATTRIBUTABLE TO:
 Policyholders' liability reserve...............     $3,535,129    $12,198,122   $7,730,934    $27,434,093    $62,198,086
                                                     ----------    -----------   ----------    -----------    -----------
 Net Assets.....................................     $3,535,129    $12,198,122   $7,730,934    $27,434,093    $62,198,086
                                                     ==========    ===========   ==========    ===========    ===========
 Number of Units Outstanding....................        228,328        436,861    5,650,442        884,625      3,835,174
                                                     ==========    ===========   ==========    ===========    ===========
 Net Asset Value Per Unit.......................     $  15.4827    $   27.9222   $   1.3682    $   31.0121    $   16.2178
                                                     ==========    ===========   ==========    ===========    ===========



                                                                        Global        Global
                                                                        Growth        Smaller      Global
                                                       Frontier     Opportunities    Companies    Technology    International
                                                     Sub-Account     Sub-Account    Sub-Account   Sub-Account    Sub-Account
                                                     -----------     -----------    -----------   -----------    -----------
NET ASSETS:
Investment in Seligman Portfolios, Inc., at
   market value (see Note 3 for cost values).....    $31,010,294     $3,472,325    $21,071,620    $2,130,924      $9,703,202
Due (to) from Canada Life Insurance Company of
   America (Note 6)..............................       (145,388)       167,272         46,987         1,957         104,931
Receivable (payable) for investments sold
   (purchased)                                           263,772         26,960        (13,181)       33,736         (41,205)
                                                     -----------     ----------    -----------    ----------      ----------
Net Assets.......................................    $31,128,678     $3,666,557    $21,105,426    $2,166,617      $9,766,928
                                                     ===========     ==========    ===========    ==========      ==========
NET ASSETS ATTRIBUTABLE TO:
Policyholders' liability reserve.................    $31,128,678     $3,666,557    $21,105,426    $2,166,617      $9,766,928
                                                     -----------     ----------    -----------    ----------      ----------

Net Assets.......................................    $31,128,678     $3,666,557    $21,105,426    $2,166,617      $9,766,928
                                                     ===========     ==========    ===========    ==========      ==========

Number of Units Outstanding......................      1,693,230        331,293      1,394,838       194,824         662,043
                                                     ===========     ==========    ===========    ==========      ==========

Net Asset Value Per Unit.........................    $   18.3842     $  11.0674    $   15.1311    $  11.1209      $  14.7527
                                                     ===========     ==========    ===========    ==========      ==========


                                                      High-Yield
                                                         Bond             Income       Sub-Accounts
                                                     Sub-Account       Sub-Account       Combined
                                                     -----------       -----------      ----------
NET ASSETS:
Investment in Seligman Portfolios, Inc., at
   market value (see Note 3 for cost values).....    $16,099,286     $8,156,065       $204,385,191
Due (to) from Canada Life Insurance Company of
   America (Note 6)..............................        150,328          2,359            858,894
Receivable (payable) for investments sold
   (purchased)                                           110,018        (11,097)           193,444
                                                     -----------     ----------       ------------
Net Assets.......................................    $16,359,632     $8,147,327       $205,437,529
                                                     ===========     ==========       ============
NET ASSETS ATTRIBUTABLE TO:
Policyholders' liability reserve.................    $16,359,632     $8,147,327       $205,437,529
                                                     -----------     ----------       ------------

Net Assets.......................................    $16,359,632     $8,147,327       $205,437,529
                                                     ===========     ==========       ============

Number of Units Outstanding......................      1,299,332        401,230
                                                     ===========     ==========

Net Asset Value Per Unit.........................    $   12.5908     $  20.3059
                                                     ===========     ==========


-----------
See accompanying Notes.
                                      -2-

--------------------------------------------------------------------------------
Statement of Operations (unaudited)      For the Six Months Ended June 30, 1997
--------------------------------------------------------------------------------

                                                                                       Cash         Common        Communications
                                                           Bond         Capital     Management       Stock        and Information
                                                        Sub-Account   Sub-Account   Sub-Account   Sub-Account       Sub-Account
                                                        -----------   -----------   -----------   -----------       -----------
NET INVESTMENT INCOME:
Dividend and capital gain distributions.............    $  --          $   --        $216,718       $     --        $    --
Less mortality and expense risk charges (Note 6)....     43,411         113,406       258,141          135,757          51,411
                                                        -------       ---------     ---------       ----------       ---------
Net Investment Loss.................................    (43,411)       (113,406)      (41,423)        (135,757)        (51,411)
                                                        -------       ---------     ---------       ----------       ---------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investments...........     (8,115)         58,105          --             64,495         369,775
Net unrealized appreciation/depreciation
  from investments..................................     95,764         886,221          --          3,126,787       3,783,439
                                                        -------       ---------     ---------       ----------       ---------
Net Realized and Unrealized Gain from
  Investments.......................................     87,649         944,326          --          3,191,282       4,153,214
                                                        -------       ---------     ---------       ----------       ---------
Net Increase (Decrease) in Net
  Assets Resulting from Operations..................    $44,238        $830,920      $(41,423)      $3,055,525      $4,101,803
                                                        =======       =========     =========       ==========      ==========





                                                                        Global         Global
                                                                        Growth         Smaller      Global
                                                       Frontier     Opportunities     Companies    Technology    International
                                                     Sub-Account     Sub-Account     Sub-Account   Sub-Account    Sub-Account
                                                     -----------     -----------     -----------   -----------    -----------
NET INVESTMENT INCOME:
Dividend and capital gain distributions.............  $    --         $   --          $   --         $   --        $   --
Less mortality and expense risk charges (Note 6)....     406,222         2,771           166,626       13,420           1,607
                                                      ----------      --------        ----------     --------      ----------
Net Investment Loss.................................    (406,222)       (2,771)         (166,626)     (13,420)         (1,607)
                                                      ----------      --------        ----------     --------      ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investments...........      32,387        23,511            35,697        7,086          31,616
Net unrealized appreciation/depreciation
  from investments..................................   2,869,052       331,407         1,830,640      120,525       1,030,603
                                                      ----------      --------        ----------     --------      ----------
Net Realized and Unrealized Gain from
  Investments.......................................   2,901,439       354,918         1,866,337      127,611       1,062,219
                                                      ----------      --------        ----------     --------      ----------
Net Increase (Decrease) in Net
  Assets Resulting from Operations..................  $2,495,217      $352,147        $1,699,711     $114,191      $1,060,612
                                                      ==========      ========        ==========     ========      ==========






                                                      High-Yield
                                                         Bond             Income       Sub-Accounts
                                                     Sub-Account       Sub-Account       Combined
                                                     -----------       -----------      ----------

NET INVESTMENT INCOME:
Dividend and capital gain distributions.............   $  --             $  --           $   216,718
Less mortality and expense risk charges (Note 6)....    153,281            72,087          1,418,140
                                                       --------          --------        -----------
Net Investment Loss.................................   (153,281)          (72,087)        (1,201,422)
                                                       --------          --------        -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investments...........     44,431           (11,076)           647,912
Net unrealized appreciation/depreciation
  from investments..................................    678,059           553,199         15,305,696
                                                       --------          --------        -----------
Net Realized and Unrealized Gain from
  Investments.......................................    722,490           542,123         15,953,608
                                                       --------          --------        -----------
Net Increase (Decrease) in Net
  Assets Resulting from Operations..................   $569,209          $470,036        $14,752,186
                                                       ========          ========        ===========

-----------
See accompanying Notes.

               Canada Life of America Variable Annuity Account 2

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                     Bond                        Capital                  Cash Management
                                                  Sub-Account                  Sub-Account                  Sub-Account
                                           -----------------------       -----------------------      ----------------------
                                            Six Months                   Six Months                   Six Months
                                              Ended         Year            Ended         Year           Ended         Year
                                             6/30/97        Ended          6/30/97        Ended         6/30/97        Ended
                                           (unaudited)    12/31/96       (unaudited)    12/31/96      (unaudited)    12/31/96
                                           -----------    --------       -----------    --------      -----------    --------
OPERATIONS:
Net investment income (loss).........     $  (43,411)    $  107,014    $  (113,406)    $  475,901     $  (41,423)   $  330,116
Net realized gain (loss)
  on investments.....................         (8,115)        (2,688)        58,105        148,246          --            --
Net unrealized appreciation/
  depreciation on investments........         95,764       (116,469)       886,221         52,121          --            --
                                          ----------     ----------    -----------      ---------     ----------    ----------
Net Increase (Decrease) in Net
  Assets Resulting from
  Operations.........................         44,238        (12,143)       830,920        676,268        (41,423)      330,116
                                          ----------     ----------    -----------      ---------     ----------    ----------

CAPITAL TRANSACTIONS:
Net increase (decrease) from unit
  transactions (Note 5)..............        834,402        833,395      1,966,196      4,653,886       (469,321)    1,753,858
                                          ----------     ----------    -----------      ---------     ----------    ----------
Net Increase (Decrease) in Net
  Assets Arising from Capital
  Transactions.......................        834,402        833,395      1,966,196      4,653,886       (469,321)    1,753,858
                                          ----------     ----------    -----------      ---------     ----------    ----------

Total Increase (Decrease)
  in Net Assets......................        878,640        821,252      2,797,116      5,330,154       (510,744)    2,083,974

Net Assets, Beginning of Period .....      2,656,489      1,835,237      9,401,006      4,070,852      8,241,678     6,157,704
                                          ----------     ----------    -----------     ----------     ----------    ----------
Net Assets, End of Period ...........     $3,535,129     $2,656,489    $12,198,122     $9,401,006     $7,730,934    $8,241,678
                                          ==========     ==========    ===========     ==========     ==========    ==========



                                               Common Stock                Communications and                Frontier
                                                Sub-Account              Information Sub-Account            Sub-Account
                                           -----------------------       -----------------------       -----------------------
                                           Six Months                    Six Months                     Six Months
                                              Ended         Year            Ended           Year           Ended          Year
                                             6/30/97        Ended          6/30/97          Ended         6/30/97         Ended
                                           (unaudited)    12/31/96       (unaudited)      12/31/96      (unaudited)     12/31/96
                                           -----------    --------       -----------      --------      -----------     --------
OPERATIONS:
Net investment income (loss).........     $  (135,757)    $ 2,678,713    $   (51,411)    $  (667,768)   $  (406,222)   $ 2,509,079
Net realized gain (loss)
  on investments.....................          64,495         195,563        369,775      (1,090,347)        32,387        341,465
Net unrealized appreciation/
  depreciation on investments........       3,126,787        (425,986)     3,783,439       5,505,927      2,869,052        405,499
                                          -----------     -----------    -----------     -----------    -----------    -----------
Net Increase (Decrease) in Net
  Assets Resulting from
  Operations.........................       3,055,525       2,448,290      4,101,803       3,747,812      2,495,217      3,256,043
                                          -----------     -----------    -----------     -----------    -----------    -----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from unit
  transactions (Note 5)..............       3,983,592       8,521,175      3,746,646      14,971,955      2,724,053     11,790,123
                                          -----------     -----------    -----------     -----------    -----------    -----------
Net Increase (Decrease) in Net
  Assets Arising from Capital
  Transactions.......................       3,983,592       8,521,175      3,746,646      14,971,955      2,724,053     11,790,123
                                          -----------     -----------    -----------     -----------    -----------    -----------
Total Increase (Decrease)
  in Net Assets......................       7,039,117      10,969,465      7,848,449      18,719,767      5,219,270     15,046,166

Net Assets, Beginning of Period .....      20,394,976       9,425,511     54,349,637      35,629,870     25,909,408     10,863,242
                                          -----------     -----------    -----------     -----------    -----------    -----------
Net Assets, End of Period ...........     $27,434,093     $20,394,976    $62,198,086     $54,349,637    $31,128,678    $25,909,408
                                          ===========     ===========    ===========     ===========    ===========    ===========

                                                 Global Growth                  Global                       Global
                                                 Opportunities             Smaller Companies               Technology
                                                  Sub-Account                 Sub-Account                  Sub-Account
                                           -----------------------      ----------------------      ----------------------
                                           Six Months                   Six Months                   Six Months
                                              Ended        5/1/96*         Ended         Year           Ended        5/1/96
                                             6/30/97         to           6/30/97        Ended         6/30/97         to
                                           (unaudited)    12/31/96      (unaudited)    12/31/96      (unaudited)    12/31/96
                                           -----------    --------      -----------    --------      -----------    --------
OPERATIONS:
Net investment income (loss).........      $   (2,771)   $   (3,423)   $  (166,626)   $   991,325   $  (13,420)    $     692
Net realized gain (loss) on
  investments .......................          23,511         1,198         35,697        177,060        7,086         3,894
Net unrealized appreciation/
  depreciation on investments........         331,407        10,126      1,830,640        (45,488)     120,525        54,493
                                           ----------    ----------    -----------    -----------   ----------    ----------
Net Increase in Net Assets
  Resulting from Operations..........         352,147         7,901      1,699,711      1,122,897      114,191        59,079
                                           ----------    ----------    -----------    -----------   ----------    ----------
CAPITAL TRANSACTIONS:
Net increase (decrease)from unit
  transactions (Note 5)..............       2,021,627     1,284,882      3,084,424     10,327,648      935,925     1,057,422
                                           ----------    ----------    -----------    -----------   ----------    ----------
Net Increase (Decrease)in Net
  Assets Arising from Capital
  Transactions.......................       2,021,627     1,284,882      3,084,424     10,327,648      935,925     1,057,422
                                           ----------    ----------    -----------    -----------   ----------    ----------
Total Increase in Net Assets.........       2,373,774     1,292,783      4,784,135     11,450,545    1,050,116     1,116,501
Net Assets, Beginning of Period .....       1,292,783         --        16,321,291      4,870,746    1,116,501         --
                                           ----------    ----------    -----------    -----------   ----------    ----------
Net Assets, End of Period............      $3,666,557    $1,292,783    $21,105,426    $16,321,291   $2,166,617    $1,116,501
                                           ==========    ==========    ===========    ===========   ==========    ==========

                                                    International                 High-Yield Bond
                                                     Sub-Account                    Sub-Account
                                              -----------------------         ------------------------
                                              Six Months                      Six Months
                                                 Ended         Year              Ended         Year
                                                6/30/97       Ended             6/30/97        Ended
                                              (unaudited)    12/31/96         (unaudited)    12/31/96
                                              -----------    --------         -----------    --------
OPERATIONS:
Net investment income (loss).........        $   (1,607)    $  106,747      $  (153,281)    $   644,240
Net realized gain (loss) on
   investments ......................            31,616        107,485           44,431         143,025
Net unrealized appreciation/
  depreciation on investments........         1,030,603        112,177          678,059          45,075
                                             ----------     ----------      -----------     -----------
Net Increase in Net Assets
  Resulting from Operations..........         1,060,612        326,409          569,209         832,340
                                             ----------     ----------      -----------     -----------
CAPITAL TRANSACTIONS:
Net increase (decrease)from unit
  transactions (Note 5)..............         1,578,740      2,728,950        4,522,300       7,503,654
                                             ----------     ----------      -----------     -----------
Net Increase (Decrease)in Net
  Assets Arising from Capital
  Transactions.......................         1,578,740      2,728,950        4,522,300       7,503,654
                                             ----------     ----------      -----------     -----------
Total Increase in Net Assets.........         2,639,352      3,055,359        5,091,509       8,335,994
Net Assets, Beginning of Period .....         7,127,576      4,072,217       11,268,123       2,932,129
                                             ----------     ----------      -----------     -----------
Net Assets, End of Period............        $9,766,928     $7,127,576      $16,359,632     $11,268,123
                                             ==========     ==========      ===========     ===========


                                                  Income                     Sub-Accounts
                                                 Sub-Account                   Combined
                                           ---------------------        ----------------------
                                           Six Months                    Six Months
                                              Ended         Year            Ended         Year
                                             6/30/97       Ended           6/30/97        Ended
                                           (unaudited)    12/31/96       (unaudited)    12/31/96
                                           -----------    --------       -----------    --------
OPERATIONS:
Net investment income (loss).........     $  (72,087)    $  423,903      $ (1,201,422)  $  7,596,539
Net realized gain (loss) on
   investments ......................        (11,076)       (17,889)          647,912          7,012
Net unrealized appreciation/
  depreciation on investments........        553,199       (105,663)       15,305,696      5,491,812
                                          ----------     ----------      ------------   ------------
Net Increase in Net Assets
  Resulting from Operations..........        470,036        300,351        14,752,186     13,095,363
                                          ----------     ----------      ------------   ------------
CAPITAL TRANSACTIONS:
Net increase (decrease)from unit
  transactions (Note 5)..............       (417,477)     3,023,461        24,511,107     68,450,409
                                          ----------     ----------      ------------   ------------
Net Increase (Decrease)in Net
  Assets Arising from Capital
  Transactions.......................       (417,477)     3,023,461        24,511,107     68,450,409
                                          ----------     ----------      ------------   ------------
Total Increase in Net Assets.........         52,559      3,323,812        39,263,293     81,545,772

Net Assets, Beginning of Period .....      8,094,768      4,770,956       166,174,236     84,628,464
                                          ----------     ----------      ------------   ------------
Net Assets, End of Period............     $8,147,327     $8,094,768      $205,437,529   $166,174,236
                                          ==========     ==========      ============   ============

-----------------
* Commencement of operations.
See accompanying Notes.

             Canada Life of America Variable Annuity Account 2

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization
Canada Life of America Variable Annuity Account 2 ("Variable Annuity Account 2") was established on February 26, 1993, as a separate investment account of Canada Life Insurance Company of America ("CLICA") to receive and invest premium payments under variable annuity policies issued by CLICA. Variable Annuity Account 2 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 2 are invested in the shares of Seligman Portfolios, Inc. (the "Fund"), a diversified, open-end, management investment company. Variable Annuity Account 2 has twelve sub-accounts, each of which invests only in the shares of the corresponding portfolio of the Fund.

   The assets of Variable Annuity Account 2 are the property of CLICA. The portion of Variable Annuity Account 2 assets applicable to the policies will not be charged with liabilities arising out of any other business CLICA may conduct.

2. Significant Accounting Policies
Investments
Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

Dividends
Dividends are recorded on the ex-dividend date and reflect the dividends declared by the Fund from their accumulated net investment income and net realized investment gains. Dividends in the Cash Management Portfolio are declared daily and paid monthly. Dividends in the Bond, Capital, Common Stock, Communications and Information, Frontier, Global Growth Opportunities, Global Smaller Companies, Global Technology, International, High-Yield Bond, and Income Portfolios are declared and paid annually. Dividends paid to the Variable Annuity Account 2 are reinvested in additional shares of the respective portfolio of the Fund at the net asset value per share.

Federal Income Taxes
Variable Annuity Account 2 is not taxed separately because the operations of Variable Annuity Account 2 will be included in the federal income tax return of CLICA, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

3.Investments
The investment by Variable Annuity Account 2 in the individual portfolios of the Fund at June 30, 1997, is as follows:


                                             Number of Shares      Market Price     Market Value          Cost
                                             ----------------      ------------     ------------       -----------

Bond                                              350,793             $10.14         $ 3,557,041       $ 3,544,545
Capital                                           696,117              17.47          12,161,164        11,178,575
Cash Management                                 7,751,223               1.00           7,751,223         7,751,223
Common Stock                                    1,505,834              18.15          27,330,887        24,887,106
Communications and Information                  3,912,897              15.83          61,941,160        56,265,068
Frontier                                        1,883,979              16.46          31,010,294        27,312,094
Global Growth Opportunities                       308,377              11.26           3,472,325         3,130,792
Global Smaller Companies                        1,493,382              14.11          21,071,620        19,152,418
Global Technology                                 189,584              11.24           2,130,924         1,955,906
International                                     654,737              14.82           9,703,202         8,348,923
High-Yield Bond                                 1,359,737              11.84          16,099,286        15,336,326
Income                                            723,697              11.27           8,156,065         7,895,647
                                                                                    ------------      ------------
                                                                                    $204,385,191      $186,758,623
                                                                                    ============      ============


4. Security Purchases and Sales
The aggregate cost of purchases and the proceeds from sales of investments for the six months ending June 30, 1997, are presented below:



                                                 Aggregate Cost of Purchases          Proceeds from Sales
                                                 ----------------------------         -------------------
Bond                                                     $ 1,228,068                      $   423,322
Capital                                                    3,856,347                        2,017,905
Cash Management                                           14,923,161                       15,175,174
Common Stock                                               6,624,162                        2,832,733
Communications and Information                            20,870,401                       17,312,628
Frontier                                                  12,005,029                        9,729,357
Global Growth Opportunities                                2,673,399                          690,014
Global Smaller Companies                                   4,374,090                        1,394,131
Global Technology                                          1,604,476                          718,351
International                                              2,216,660                          659,049
High-Yield Bond                                            8,402,582                        4,065,222
Income                                                     1,063,276                        1,514,760
                                                         -----------                      -----------
                                                         $79,841,651                      $56,532,646
                                                         ===========                      ===========

              Canada Life of America Variable Annuity Account 2


5. Summary of Changes from Unit Transactions
The following table represents a summary of changes from unit transactions attributable to contract holders for the periods indicated. The Global Growth Opportunities and Global Technology Sub-Accounts commenced operations on May 1, 1996.


                                                   Six Months Ended June 30, 1997         Year Ended December 31, 1996
                                                   ------------------------------         -----------------------------
                                                      Units              Amount              Units             Amount
                                                      ------            --------             ------           --------
Bond Sub-Account
Accumulation Units:
   Contract purchases and net transfers in             90,272         $  1,364,902           132,349         $ 1,978,551
   Terminated contracts and net transfers out         (36,470)            (530,500)          (76,585)         (1,145,156)
                                                  -----------          -----------       -----------         -----------
                                                       53,802              834,402            55,764             833,395
                                                  -----------          -----------       -----------         -----------
Capital Sub-Account
Accumulation Units:
   Contract purchases and net transfers in            151,916            4,055,418           248,098           6,192,212
   Terminated contracts and net transfers out         (79,542)          (2,089,222)          (61,479)         (1,538,326)
                                                  -----------          -----------       -----------         -----------
                                                       72,374            1,966,196           186,619           4,653,886
                                                  -----------          -----------       -----------         -----------
Cash Management Sub-Account
Accumulation Units:
   Contract purchases and net transfers in         16,001,575           21,766,562        16,031,782          22,304,326
   Terminated contracts and net transfers out     (16,489,271)         (22,235,883)      (14,650,097)        (20,550,468)
                                                  -----------          -----------       -----------         -----------
                                                     (487,696)            (469,321)        1,381,685           1,753,858
                                                  -----------          -----------       -----------         -----------
Common Stock Sub-Account
Accumulation Units:
   Contract purchases and net transfers in            242,367            6,935,757           420,292          10,665,942
   Terminated contracts and net transfers out        (101,590)          (2,952,165)          (82,681)         (2,144,767)
                                                  -----------          -----------       -----------         -----------
                                                      140,777            3,983,592           337,611           8,521,175
                                                  -----------          -----------       -----------         -----------
Communications and Information
Sub-Account
Accumulation Units:
   Contract purchases and net transfers in            630,574           15,393,869         2,136,400          29,690,542
   Terminated contracts and net transfers out        (378,200)         (11,647,223)       (1,068,840)        (14,718,587)
                                                  -----------          -----------       -----------         -----------
                                                      252,374            3,746,646         1,067,560          14,971,955
                                                  -----------          -----------       -----------         -----------
Frontier Sub-Account
Accumulation Units:
   Contract purchases and net transfers in            439,657            7,354,881           813,870          14,406,146
   Terminated contracts and net transfers out        (282,764)          (4,630,828)          (63,193)         (2,616,023)
                                                  -----------          -----------       -----------         -----------
                                                      156,893            2,724,053           750,677          11,790,123
                                                  -----------          -----------       -----------         -----------
Global Growth Opportunities Sub-Account*
Accumulation Units:
   Contract purchases and net transfers in            242,610            2,469,239           163,620           1,572,553
   Terminated contracts and net transfers out         (42,992)            (447,612)          (31,945)           (287,671)
                                                  -----------          -----------       -----------         -----------
                                                      199,618            2,021,627           131,675           1,284,882
                                                  -----------          -----------       -----------         -----------
Global Smaller Companies Sub-Account
Accumulation Units:
   Contract purchases and net transfers in            336,329            4,712,504           890,029          11,994,060
   Terminated contracts and net transfers out        (114,739)          (1,628,080)         (125,651)         (1,666,412)
                                                  -----------          -----------       -----------         -----------
                                                      221,590            3,084,424           764,378          10,327,648
                                                  -----------          -----------       -----------         -----------

Global Technology Sub-Account*
Accumulation Units:
   Contract purchases and net transfers in            136,239            1,441,930           127,107           1,242,668
   Terminated contracts and net transfers out         (49,898)            (506,005)          (18,624)           (185,246)
                                                  -----------          -----------       -----------         -----------
                                                       86,341              935,925           108,483           1,057,422
                                                  -----------          -----------       -----------         -----------
International Sub-Account
Accumulation Units:
   Contract purchases and net transfers in            271,765            2,311,152           327,752           4,120,757
   Terminated contracts and net transfers out        (157,837)            (732,412)         (109,617)         (1,391,807)
                                                  -----------          -----------       -----------         -----------
                                                      113,928            1,578,740           218,135           2,728,950
                                                  -----------          -----------       -----------         -----------

              Canada Life of America Variable Annuity Account 2

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------



                                                      Six Months Ended June 30, 1997         Year Ended December 31, 1996
                                                    --------------------------------         ----------------------------
                                                       Units               Amount             Units              Amount
                                                      ------              --------            ------            --------
High-Yield Bond Sub-Account
Accumulation Units:
   Contract purchases and net transfers in            705,730           $ 8,522,893           848,850         $ 9,721,724
   Terminated contracts and net transfers out        (345,854)           (4,000,593)         (185,110)         (2,218,070)
                                                    ---------           -----------         ---------         -----------
                                                      359,876             4,522,300           663,740           7,503,654
                                                    ---------           -----------         ---------         -----------
Income Sub-Account
Accumulation Units:
   Contract purchases and net transfers in             63,464             1,254,083           224,340           4,172,168
   Terminated contracts and net transfers out         (85,924)           (1,671,560)          (62,752)         (1,148,707)
                                                     ---------          -----------         ---------         -----------
                                                      (22,460)             (417,477)          161,588           3,023,461
                                                    ---------           -----------         ---------         -----------
Net increase from unit transactions                                     $24,511,107                           $68,450,409
                                                                        ===========                           ===========


--------------
* From commencement of operations.

6. Mortality and Expense Risk (M and E) Charges
CLICA assumes mortality and expense risks related to the operations of Variable Annuity Account 2 and deducts a charge equal to an effective annual rate of 1.25% of the net asset value of each of the Funds at each valuation period. In addition, at each valuation period an effective annual rate of 0.35% of the net asset value of each Sub-Account is deducted as daily administration fees.

7. Net Assets
Net assets at June 30, 1997, consisted of the following:


                                                                   Accumulated      Net              Net
                                                                   Investment     Realized        Unrealized
                                                    Accumulated      Income         Gain         Appreciation
                                       Unit           M and E      and Capital    (Loss) on     (Depreciation)
Sub-Account                        Transactions       Charges         Gains      Investments    on Investments     Net Assets
-----------                        ------------     ----------     -----------   -----------    --------------     ----------
Bond                               $  3,326,987    $   (99,623)    $   303,432    $  (8,163)     $    12,496     $  3,535,129
Capital                              10,279,035       (279,109)      1,021,761      193,846          982,589       12,198,122
Cash Management                       7,446,841       (482,330)        766,423         --               --          7,730,934
Common Stock                         20,890,483       (435,575)      4,258,616      276,788        2,443,781       27,434,093
Communications and Information       55,688,030       (945,041)      2,315,169     (536,164)       5,676,092       62,198,086
Frontier                             24,579,233       (714,762)      3,171,688      394,319        3,698,200       31,128,678
Global Growth Opportunities           3,306,509         (7,487)          1,293       24,709          341,533        3,666,557
Global Smaller Companies             17,982,291       (328,266)      1,295,682      236,517        1,919,202       21,105,426
Global Technology                     1,993,347        (21,271)          8,543       10,980          175,018        2,166,617
International                         8,111,361       (115,096)        265,443      150,941        1,354,279        9,766,928
High-Yield Bond                      14,859,319       (282,506)        823,773      196,086          762,960       16,359,632
Income                                6,982,908       (240,436)      1,180,263      (35,826)         260,418        8,147,327
                                   ------------    -----------     -----------    ---------      -----------     ------------
                                   $175,446,344    $(3,951,502)    $15,412,086    $ 904,033      $17,626,568     $205,437,529
                                   ============    ===========     ===========    =========      ===========     ============



8. Unit Values
Unit values as reported are calculated as total net assets divided by total units for each Sub-Account.

                                        VARIABLE ACCOUNT PERFORMANCE
                                        Average Annual Total Returns
                                        for Periods Ending June 30,
                                        1997 Assuming Contract Continues

[TRILLIUM LOGO]


                                                             Year-                                   Since       Inception
                                                            to-Date*   1 year    3 Year   5 Year    Inception       Date
SELIGMAN COMMUNICATION AND INFORMATION
   PORTFOLIO                                                6.91%     19.28%      -        -         19.30%       10/4/94
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO              8.06      13.06       -        -          9.51         5/1/96
SELIGMAN FRONTIER PORTFOLIO                                 9.01      10.73       -        -         24.89        10/4/94
SELIGMAN HENDERSON GLOBAL SMALLER
   COMPANIES PORTFOLIO                                      8.77       6.64       -        -         16.32        10/4/94
SELIGMAN CAPITAL PORTFOLIO                                  8.26       7.85     17.54%    13.81%     12.04        6/21/88
SELIGMAN HENDERSON GLOBAL GROWTH
   OPPORTUNITIES PORTFOLIO                                 12.73      10.83       -        -          9.06         5/1/96
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO                 13.45      14.31      9.74      -          9.80         5/3/93
(formerly Seligman Henderson Global Portfolio)
SELIGMAN COMMON STOCK PORTFOLIO                            13.11      20.58     20.04     14.93      13.35        6/21/88
SELIGMAN INCOME PORTIFOLIO                                  6.28       9.63      9.07      7.33       8.16        6/21/88
SELIGMAN HIGH-YIELD BOND PORTFOLIO                          4.97      12.99       -         -        11.20         5/1/95
SELIGMAN BOND PORTFOLIO                                     1.72       4.90      5.47      4.20       4.96        6/21/88
  (formerly Seligman Fixed Income Securities Portfolio)
SELIGMAN CASH MANAGEMENT PORTFOLIO                          1.90       3.75      3.62      2.64       3.53        6/21/88


* Not annualized
SELIGMAN CASH MANAGEMENT PORTFOLIO'S current yield, annualized for the seven-day period ending June 30, 1997, was 3.86%. TRILLIUM FIXED ACCOUNT'S rate for the one year Guarantee Period was 5.25% as of June 30, 1997. Rate for each Guarantee period will be different, and are subject to change on a monthly basis. The 3,5,7, and 10 year Guarantee Periods are currently not approved in all states. Please call (800) 221-2783 for state approval and the current rates on these Gaurantee Periods.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolio, Inc., the underlying investment vehicle for the Trillium Variable Account, adjusted for the current fees and charges (excluding CDSC) associated with Trillium. For performance figures with CDSC, please see reverse side. The variable account commenced operations on 5/3/93. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee, by CLICA, against loss of principal, and guarantee payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Financial Services at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

There are specific risks associated with global technology investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. The securities in which the Seligman High-Yield Bond Portfolio invests are subject to a greater risk of loss of principal and interest that higher-rated investment grade bonds. Purchases should carefully assess the risks assciated with an investment in the portfolio.

                                   VARIABLE ACCOUNT PERFORMANCE
                   Average Annual Total Returns for Periods Ending June 30, 1997
                        Assuming Contract is Surrendered at End of Period




                                                                                                Since       Inception
                                                                  1 year    3 Year   5 Year    Inception       Date
SELIGMAN COMMUNICATIONS AND INFORMATION
   PORTFOLIO                                                     13.88%      -        -         18.10%       10/4/94
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO                    7.66       -        -          4.95         5/1/96
SELIGMAN FRONTIER PORTFOLIO                                       5.33       -        -         23.79        10/4/94
SELIGMAN HENDERSON GLOBAL SMALLER
   COMPANIES PORTFOLIO                                            1.24       -        -         15.06        10/4/94
SELIGMAN CAPITAL PORTFOLIO                                        2.45     16.44%    13.49%     12.04        6/21/88
SELIGMAN HENDERSON GLOBAL GROWTH
   OPPORTUNITIES PORTFOLIO                                        5.43       -        -          4.47         5/1/96
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO                        8.91      8.48      -          9.15         5/3/93
(formerly Seligman Henderson Global Portfolio)
SELIGMAN COMMON STOCK PORTFOLIO                                  15.18     18.99     14.62      13.35        6/21/88
SELIGMAN INCOME PORTFOLIO                                         4.23      7.79      6.92       8.16        6/21/88
SELIGMAN HIGH-YIELD BOND PORTFOLIO                                7.59       -         -         9.36         5/1/95
SELIGMAN BOND PORTFOLIO                                          (0.50)     4.10      3.74       4.96        6/21/88
  (formerly Seligman Fixed Income Securities Portfolio)
SELIGMAN CASH MANAGEMENT PORTFOLIO                               (1.65)     2.20      2.15       3.53        6/21/88

Issued by: Canada Life Insurance Company of America, 6201 Powers Ferry Road, N.W., Atlanta, GA 30339
Distributed by: Seligman Financial Services, Inc., 100 Park Avenue, New York, NY 10017-(800) 221-2783

SELIGMAN CASH MANAGEMENT PORTFOLIO'S current yield, annualized for the seven-day period ending June 30, 1997, was 3.86%. TRILLIUM FIXED ACCOUNT'S rate for the one year Guarantee Period was 5.25% as of June 30, 1997. Rates for each Guarantee Period will be different, and are subject to change on a monthly basis. The 3,5,7, and 10 year Guarantee Periods are currently not approved in all states. Please call (800) 221-2783 for state approval and the current rates on these Guarantee Periods.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, and is adjusted for Trillium's current fees and charges, including the maximum CDSC of 6%. Trillium's CDSC for current premiums (premiums paid during the current and previous six policy years) starts at 6% and decreases in steps, depending on the number of policy years since the premium was paid, as follows: less than two years, 6%; at least two, but less than four, 5%; at least four, but less than five, 4%; at least five, but less than six, 3%; at least six, but less than seven, 2%; at least seven, no charge. The variable account commenced operations on 5/3/93. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee, by CLICA, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Financial Services at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.